Investment and Mortgage-Backed Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$61,244,212	$220,239	$382,986	$61,081,465
Small Business Administration (“SBA”) Bonds	153,565,023	797,456	1,057,454	153,305,025
Tax Exempt Municipal Bonds	42,793,179	6,023,263	—	48,816,442
Taxable Municipal Bonds	46,680,301	1,743,322	75,168	48,348,455
Mortgage-Backed Securities	267,854,880	10,672,412	754,278	277,773,014
	$572,137,595	$19,456,692	$2,269,886	$589,324,401
	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$41,088,231	$—	$856,401	$40,231,830
SBA Bonds	111,927,938	622,105	656,944	111,893,099
Tax Exempt Municipal Bonds	43,153,086	4,088,408	—	47,241,494
Taxable Municipal Bonds	15,169,737	35,359	364,686	14,840,410
Mortgage-Backed Securities	197,356,288	3,664,621	582,902	200,438,007
	$408,695,280	$8,410,493	$2,460,933	$414,644,840

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Due in less than one year	$64,354	$64,197
Due in one year to five years	7,995,095	8,022,724
Due in five to ten years	77,877,630	78,435,507
Due in ten years or more	218,345,636	225,028,959
Mortgage-Backed Securities	267,854,880	277,773,014
	$572,137,595	$589,324,401

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$7,196,541	$46,207	$29,460,703	$336,779	$36,657,244	$382,986
SBA Bonds	39,843,800	653,518	43,907,816	403,936	83,751,616	1,057,454
Taxable Municipal Bonds	7,092,538	75,168	—	—	7,092,538	75,168
Mortgage-Backed Securities	51,941,025	655,213	9,542,092	99,065	61,483,117	754,278
	$106,073,904	$1,430,106	$82,910,611	$839,780	$188,984,515	$2,269,886

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$30,079,497	$534,048	$10,152,333	$322,353	$40,231,830	$856,401
SBA Bonds	13,844,666	106,110	47,395,036	550,834	61,239,702	656,944
Taxable Municipal Bonds	13,810,279	364,686	—	—	13,810,279	364,686
Mortgage-Backed Securities	55,326,064	480,958	7,975,863	101,944	63,301,927	582,902
	$113,060,506	$1,485,802	$65,523,232	$975,131	$178,583,738	$2,460,933